Note 9 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
Note
9
–
Subsequent Events

In
January 2021,
the Company agreed to settle accrued liabilities in the amount of
$41,800
due to multiple vendors for
1,115,961
common shares. This transaction was pursuant to the
October 22, 2020
Board of Directors consent to issue
S8
common stock from the
2018
Equity Incentive Plan. The number of shares issued to satisfy the liabilities was determined by the average closing price for the fifteen
(
15
) days prior to conversion at a discount rate of
50%
to that
fifteen
(
15
) day average.

In
January 2021,
Ken Evans exchanged
1,500,000
options for
900,000
shares of rule
144
common stock. This transaction was pursuant to the
June 8, 2020
consent by the Board of Directors for a share exchange agreement with holders of
21,500,000
options awarded on
August 7, 2019.
The agreement allows for holders to exchange their options for rule
144
common stock at an exchange rate of
0.6
shares per
1
option.

In
January 2021,
the Company entered into a
one
-year consulting agreement with Allison Gabrys (“Gabrys”), doing business as, Mears Advisory, LLC, effective
February 8, 2021
and expiring
February 8, 2022.
Under the terms of the agreement, Gabrys will perform services as Chief Marketing Officer Consultant. Gabrys will make
20
hours per week available to the Company with an hourly bill rate of
$125.

In
February 2021,
the Company received a gross advance of
$225,000
as part of the credit agreement with DAF, bringing the total advances to
$2,170,000.
The Company and DAF investment manager also agreed to a revised funding schedule of
$110,000
tranches to be received in
March,
April
and
May
of
2021
to complete the
$2,500,000
credit agreement.

On
March 2, 2021,
the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a single institutional investor in a private placement to sell (i)
23,500,000
shares of its common stock, (ii) pre-funded warrants to purchase up to an aggregate of
51,500,000
shares of its common stock, and (iii) warrants to purchase up to an aggregate of
82,500,000
shares of its common stock for gross proceeds of approximately
$6,000,000.
The combined purchase price for
one
share of common stock and associated Warrant is
$0.08
and for
one
Pre-Funded Warrant and associated Warrant is
$0.0799.
The sale of the securities under the Purchase Agreement closed on
March 5, 2021.

The Warrants are exercisable for a period of
five
and
one
half years from the date of issuance and have an exercise price of
$0.08
per share, subject to adjustment as set forth in the warrants for stock splits, stock dividends, recapitalizations and similar events. The Investor may
exercise the warrant on a cashless basis if the shares of common stock underlying the warrant are not
then registered pursuant to an effective registration statement. The investor has contractually agreed to restrict its ability to exercise the warrant such that the number of shares of the Company's common stock held by the investor and its affiliates after such exercise does not
exceed the beneficial ownership limitation set forth in the warrant which may
not
exceed initially
4.99%
of the Company's then issued and outstanding shares of common stock.

The pre-funded warrants have an exercise price of
$0.0001
per share, subject to adjustment as set forth in the pre-funded warrants for stock splits, stock dividends, recapitalizations and similar events.  The pre-funded warrants will be exercisable immediately and may
be exercised at any time until all of the pre-funded warrants are exercised in full.

Pursuant to an engagement letter, dated as of
February 26, 2021,
by and between the Company and H.C. Wainwright & Co., LLC (“Wainwright”), the Company engaged Wainwright to act as the Company's exclusive placement agent in connection with the private placement. The Company agreed to pay Wainwright a cash fee of
8.0%
of the gross proceeds raised by the Company in the private placement. The Company also agreed to pay Wainwright (i) a management fee equal to
1.0%
of the gross proceeds raised in the private placement; and (ii)
$85,000
for non-accountable expenses. In addition, the Company agreed to issue to Wainwright (or its designees) placement agent warrants to purchase a number of shares equal to
8.0%
of the aggregate number of shares and pre-funded warrant shares sold under the Purchase Agreement, or warrants to purchase an aggregate of up to
6,000,000
shares. The placement agent warrants generally will have the same terms as the warrants, except they will have an exercise price of
$0.10.